UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797

Name of Fund:  BlackRock Series, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Anne Ackerley, Chief Executive Officer, BlackRock Series, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end:

                                       BlackRock International Fund                                  10/31

                                       BlackRock Small Cap Growth Fund II                      5/31

Date of reporting period: 07/01/2009 – 06/30/2010

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2010 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series, Inc.

By:       /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock Series, Inc.

Date:    August 23, 2010